Accounts Receivable, Net	6 Months Ended
Jun. 30, 2020
Receivables [Abstract]
Accounts Receivable, Net
7.	Accounts receivable, net

	December 31,	June 30,
	2019	2020
	RMB	RMB
Accounts receivable, gross	62,630	66,701
Less: expected credit loss provision	(922)	(3,215)

Accounts receivable, net	61,708	63,486

The Group’s accounts receivable and other receivables are within the scope of ASC Topic 326. The Group has identified the relevant risk characteristics of its customers and the related receivables, and other receivables which include size, type of the services the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit loss analysis include customer demographics, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Group’s receivables. Additionally, external data and macroeconomic factors are also considered. This is assessed at each quarter based on the Group’s specific facts and circumstances.
The following table presents the activity in the expected credit loss provision related to accounts receivable, net for the six months ended June 30, 2020:

For the six months ended June 30,
2020
RMB
Balance as at December 31, 2019	922
Adoption of ASC Topic 326	3,122

Balance as at January 1, 2020	4,044
Current period provision	846
Current period reversal	(1,675)

Balance as at June 30, 2020	3,215